Schedule of Anti-dilutive Securities Excluded From Calculation of Earning Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	2,126,647	1,189,793	2,119,793	650,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	1,100,000	1,100,000	1,100,000	650,000
Stock Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	1,026,647	89,793	1,019,793